FINANCIAL INSTRUMENTS - Foreign Exchange Forward Contracts at Fair Value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 UYU ($)	Dec. 31, 2022 USD ($) COP ($) CLP ($) AUD ($) GBP (£) INR (₨) DKK (kr) ARS ($) MXN ($)	Dec. 31, 2021 USD ($) EUR (€) UYU ($) CLP ($) COP ($) ARS ($) INR (₨) GBP (£) MXN ($)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Fair value (liabilities)																	$ (2,004)	$ (1,392)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	920.50	0.73
Notional foreign currency rate						$ 858.02							£ 0.74
Fair value (liabilities)																	$ (557)	$ (156)
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	919.60	3,902.25
Notional foreign currency rate						858.02					$ 3,993.6
Fair value (liabilities)																	$ (550)	$ (138)
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	920.20	0.86
Notional foreign currency rate						858.02									€ 0.88
Fair value (liabilities)																	$ (555)	$ (410)
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	4,774.65	44.36
Notional foreign currency rate			$ 4,831.78													$ 44.93
Fair value (liabilities)																	$ (111)	$ (64)
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	81.92	106.98
Notional foreign currency rate				₨ 82.85					$ 106.92
Fair value (liabilities)																	$ (111)	$ (3)
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	4,810.5	108.7
Notional foreign currency rate			4,860.91						106.92
Fair value (liabilities)																	$ (97)	$ (87)
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	19.63	110.85
Notional foreign currency rate		$ 19.69							106.92
Fair value (liabilities)																	$ (23)	$ (134)
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																		107.16
Notional foreign currency rate									106.92
Fair value (liabilities)																		$ (12)
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																		115.35
Notional foreign currency rate									$ 111.35
Fair value (liabilities)																		$ (136)
Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | €																		0.86
Notional foreign currency rate | €															€ 0.88
Fair value (liabilities)																		$ (212)
Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																		855.45
Notional foreign currency rate														$ 850.55
Fair value (liabilities)																		$ (40)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Fair value assets																	$ 552	$ 608
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	191.95	21.96
Notional foreign currency rate	$ 192.57									$ 20.65
Fair value assets																	$ 17	$ 255
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	19.87	75.53
Notional foreign currency rate		$ 19.59										₨ 75.52
Fair value assets																	$ 71	$ 76
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	4,847.49	4,037
Notional foreign currency rate			4,834.53								4,005.31
Fair value assets																	$ 21	$ 119
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	4,858.43	4,053.1
Notional foreign currency rate			4,834.53								4,021.61
Fair value assets																	$ 38	$ 119
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	4,856.25	4,040.5
Notional foreign currency rate			$ 4,834.53								$ 4,021.55
Fair value assets																	$ 35	$ 39
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | ₨																	83.05
Notional foreign currency rate | ₨				₨ 82.98
Fair value assets																	$ 7
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | £																	1.21
Notional foreign currency rate | £					£ 1.21
Fair value assets																	$ 33
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	856.55
Notional foreign currency rate						$ 861.90
Fair value assets																	$ 76
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | kr																	6.93
Notional foreign currency rate | kr							kr 6.89
Fair value assets																	$ 58
Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	0.67
Notional foreign currency rate								$ 0.68
Fair value assets																	$ 196